BUSINESS COMBINATIONS (Details) In Millions, except Per Share data, unless otherwise specified		1 Months Ended			12 Months Ended
	Oct. 07, 2011 AeroTurbine, Inc. USD ($)	Mar. 31, 2011 Fuji Chartis USD ($)	Mar. 31, 2011 Fuji Chartis JPY (¥)	Mar. 31, 2010 Fuji Chartis USD ($)	Dec. 31, 2011 Fuji Chartis USD ($)	Dec. 31, 2010 Fuji Chartis USD ($)
Business Acquisition
Business acquisition, amount of additional voting shares				$ 145
Ownership interest before purchase of additional shares (as a percent)				41.70%
Ownership interest after purchase of additional shares (as a percent)				54.80%	100.00%
Recognized bargain purchase gain on business acquisition						332
Cash tender offer, number of common shares tendered (in shares)		305	305
Cash tender offer, price per share (in currency per share)		$ 1.76	¥ 146.00
Cash tender offer, purchase price		538
Cash tender offer, purchase price	228				560
Acquisition of noncontrolling interest					$ 489